Document And Entity Information	Jul. 11, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 11, 2022
Entity Registrant Name	PROKIDNEY CORP.
Entity Central Index Key	0001850270
Entity Emerging Growth Company	true
Entity File Number	001-40560
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1586514
Entity Address, Address Line One	2000 Frontis Plaza Blvd.
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27103
City Area Code	336
Local Phone Number	999-7029
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	PROK
Security Exchange Name	NASDAQ
Amendment Description	As previously reported in the Current Report on Form 8-K filed by the registrant on July 15, 2022 (the “Original Report”), on July 11, 2022 (the “Closing Date”), ProKidney Corp. (formerly Social Capital Suvretta Holdings Corp. III (“SCS”)), a Cayman Islands exempted company, consummated the previously announced Business Combination (as defined below) with ProKidney LP, a limited partnership registered under the laws of Ireland (“ProKidney”). In connection with the closing of the Business Combination, the registrant changed its name from “Social Capital Suvretta Holdings Corp. III” to “ProKidney Corp.” ProKidney Corp. will continue the existing business operations of ProKidney as a publicly traded company.As used in this Amendment No. 1 to the Current Report on Form 8-K (“Amendment No. 1”), unless otherwise stated or the context clearly indicates otherwise, the terms the “registrant,” the “Company,” “we,” “us,” and “our” refer to ProKidney Corp., and its subsidiaries at and after the Closing Date and giving effect to the consummation of the Business Combination. This Amendment No. 1 to the Original Report is being filed solely for the purpose of amending the disclosure under Item 2.01 - Completion of Acquisition or Disposition of Assets – Form 10 Information - Management’s Discussion and Analysis of Financial Condition and Results of Operations and the historical financial statements provided under Items 9.01(a) and 9.01(b) in the Original Report to include (i) Management’s Discussion and Analysis of Financial Condition and Results of Operations of ProKidney for the three and six months ended June 30, 2022, (ii) the unaudited condensed consolidated financial statements of ProKidney as of and for the three and six months ended June 30, 2022, and (iii) the unaudited pro forma condensed combined financial information of SCS and ProKidney as of and for the three and six months ended June 30, 2022.